Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES

8. LEASES

Operating leases as lessee

The Company’s leasing activities primarily consist of one operating lease for offices. ASC 842 requires leases to recognize right-of-use assets and lease liabilities on the balance sheet. The Company has elected an accounting policy to not recognize short-term leases (one year or less) on the balance sheet.

For the six months ended June 30, 2025 and 2026, the Company incurred operating lease expenses of $20,360 and $42,094, respectively. The operating lease expenses were charged to general and administrative expense.

In January 2026, Beijing Feitian signed a 3-year lease agreement with the lessor, Beijing Ruihengtai Park Management Service Co., Ltd., starting from April 20, 2026, with a quarterly rent of RMB82,589 (approximately $12,035).

Cash flow information related to operating leases consists of the following:

	For the six months ended
	June 30,	June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Cash paid for amounts in the measurement of lease liabilities	$-	$11,041